Performance Management	Feb. 25, 2026
T. Rowe Price Emerging Markets Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market and aligns to the fund’s investment strategy (J.P. Morgan Emerging Markets Bond Index Global Diversified). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	11.88%	Worst Quarter	3/31/20	-15.95%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	11.88%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(15.95%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2025
Performance Table Narrative

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market and aligns to the fund’s investment strategy (J.P. Morgan Emerging Markets Bond Index Global Diversified). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance [Table]
Average Annual Total Returns
	Periods ended
	December 31, 2025

				Since	Inception
	1 Year	5 Years	10 Years	inception	date
Investor Class					12/30/1994
Returns before taxes	14.13%	2.05%	4.10%	—%
Returns after taxes on distributions	11.44	-0.10	1.86	—
Returns after taxes on distributions and sale of fund shares	8.26	0.56	2.14	—
I Class					08/28/2015
Returns before taxes	14.49	2.32	4.30	—
Advisor Class					08/28/2015
Returns before taxes	13.93	1.86	3.84	—
Z Class					03/16/2020
Returns before taxes	15.35	3.05	—	5.91

J.P. Morgan Emerging Markets Bond Index Global Diversified (reflects no deduction for fees, expenses, or taxes)
	14.30	1.78	4.40	4.58 [a]
Lipper Emerging Market Hard Currency Debt Funds Average
	13.60	2.08	4.41	5.90 [b]

[a]	Return since 3/16/20.
[b]	Return since 3/31/20.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price International Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Bloomberg Global Aggregate Bond Index). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	12/31/23	10.44%	Worst Quarter	6/30/22	-11.76%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.44%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(11.76%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2025
Performance Table Narrative

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Bloomberg Global Aggregate Bond Index). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance [Table]

Average Annual Total Returns

	Periods ended
	December 31, 2025

				Since		Inception
	1 Year	5 Years	10 Years	inception		date
Investor Class						09/10/1986
Returns before taxes	10.12%	-3.71%	0.82%	—%
Returns after taxes on distributions	9.32	-4.08	0.34	—
Returns after taxes on distributions and sale of fund shares	5.98	-2.91	0.46	—
I Class						08/28/2015
Returns before taxes	10.41	-3.56	0.98	—
Advisor Class						03/31/2000
Returns before taxes	9.77	-4.30	0.37	—
Z Class						03/16/2020
Returns before taxes	10.85	-3.06	—	-0.07

Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
	8.17	-2.15	1.26	-0.48	[a]
Bloomberg Global Aggregate ex USD Bond Index (reflects no deduction for fees, expenses, or taxes)
	8.85	-3.59	0.56	-1.30	[a]
Lipper International Income Funds Average
	7.31	-0.63	1.72	1.75	[b]

[a]	Return since 3/16/20.

[b]	Return since 3/31/20.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price International Bond Fund (USD Hedged)
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Bloomberg Global Aggregate Bond Index). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	12/31/23	6.46%	Worst Quarter	6/30/22	-5.49%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.46%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(5.49%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2025
Performance Table Narrative

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Bloomberg Global Aggregate Bond Index). In addition, the table may also include one or more indexes that align to the fund’s investment strategy.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance [Table]

Average Annual Total Returns

	Periods ended
	December 31, 2025

			Since		Inception
	1 Year	5 Years	inception		date
Investor Class					09/12/2017
Returns before taxes	3.56%	0.39%	2.29%
Returns after taxes on distributions	2.31	-1.10	0.78
Returns after taxes on distributions and sale of fund shares	2.10	-0.35	1.10
I Class					09/12/2017
Returns before taxes	3.95	0.59	2.47
Advisor Class					09/12/2017
Returns before taxes	3.48	0.10	1.97
Z Class					03/16/2020
Returns before taxes	4.50	1.14	2.43

Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
			0.40	[a]
	8.17	-2.15	-0.48	[b]

Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index (reflects no deduction for fees, expenses, or taxes)
			2.32	[a]
	2.80	0.79	1.25	[b]
[a]	Return since 9/12/17.

[b]	Return since 3/16/20.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com